RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)			1 Months Ended	3 Months Ended			4 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended			21 Months Ended
	Nov. 17, 2020	Nov. 12, 2020	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021	Nov. 10, 2020	Aug. 20, 2020
Statement of Operations
Net loss										$ 63,396,000	$ 74,890,000	$ 77,816,000	$ 81,473,000	$ 51,987,000
Cash Flow Statement
Net loss										63,396,000	74,890,000	77,816,000	$ 81,473,000	$ 51,987,000
ROMAN DBDR TECH ACQUISITION CORP.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Minimum Percentage Condition To Be Held In The Event Of A Tender Offer Or Exchange Offer							50.00%
Minimum net tangible assets				$ 5,000,001						5,000,001					$ 5,000,001
Balance Sheet
Derivative Liability							$ 27,455,162	$ 27,455,162				27,455,162
Class A Common Stock Subject to Possible Redemption				236,191,200	$ 236,191,200	$ 236,191,200	236,191,200	236,191,200	$ 236,191,200	236,191,200		236,191,200			236,191,200	$ 224,400,000
Additional Paid-in Capital							0	0				0
Accumulated deficit				(47,143,789)	(47,320,699)	(25,665,059)	(34,596,260)	(34,596,260)	(47,320,699)	(47,143,789)		(34,596,260)			(47,143,789)	(29,119,658)
Stockholders' Equity			$ 24,283	(47,143,210)	(47,320,121)	(25,664,481)	(34,595,681)	(34,595,681)	(47,320,121)	(47,143,210)	$ 24,283	(34,595,681)			(47,143,210)	(29,119,025)	$ 0
Statement of Operations
Change in fair value of warrant liability										(9,283,876)
Transaction costs associated with Initial Public Offering							(714,710)
Net loss			(717)				$ (5,340,678)			(12,547,529)
Basis weighted average shares outstanding, Common stock							5,601,728
Diluted weighted average shares outstanding, Common stock							5,601,728
Basic net loss per share, Common stock							$ (0.21)
Diluted net loss per share, Common stock							$ (0.21)
Statement of Changes in Stockholders' Equity (Deficit)
Number of units issued							23,156,000
Accretion of carrying value to redemption value							$ (29,279,949)								29,280,003
Cash Flow Statement
Net loss			$ (717)				(5,340,678)			(12,547,529)
Change in fair value of warrant liability										(9,283,876)
Transaction costs associated with Initial Public Offering							(714,710)
Initial classification of Class A common stock subject to possible redemption							236,191,200
As Previously Reported | ROMAN DBDR TECH ACQUISITION CORP.
Balance Sheet
Class A Common Stock Subject to Possible Redemption					183,871,069	205,526,716	196,595,514	196,595,514	183,871,069			196,595,514				190,280,971
Common Stock					513	301	389	389	513			389				335
Additional Paid-in Capital					23,064,036	1,408,601	10,339,715	10,339,715	23,064,036			10,339,715				6,303,578
Accumulated deficit					(18,065,118)	3,590,522			(18,065,118)							(1,304,542)
Stockholders' Equity					5,000,010	5,000,003	5,000,005	5,000,005	5,000,010			5,000,005				5,000,004
As Previously Reported | Restatement of warrants as derivative liabilities | ROMAN DBDR TECH ACQUISITION CORP.
Balance Sheet
Class A Common Stock Subject to Possible Redemption							224,050,680	224,050,680				224,050,680				212,828,471
Common Stock							119	119				119				113
Additional Paid-in Capital							5,164,409	5,164,409				5,164,409				4,999,970
Accumulated deficit							(165,106)	(165,106)				(165,106)				(712)
Stockholders' Equity							5,000,001	5,000,001				5,000,001
Statement of Operations
Net loss							$ (165,106)
Basis weighted average shares outstanding, Common stock							6,078,552
Diluted weighted average shares outstanding, Common stock							6,078,552
Basic net loss per share, Common stock							$ (0.03)
Diluted net loss per share, Common stock							$ (0.03)
Cash Flow Statement
Net loss							$ (165,106)
Initial classification of Class A common stock subject to possible redemption							224,215,068
Change in value of Class A common stock subject to possible redemption							(164,388)
Adjustments | ROMAN DBDR TECH ACQUISITION CORP.
Balance Sheet
Class A Common Stock Subject to Possible Redemption					52,320,131	(30,664,484)	39,595,686	39,595,686	52,320,131			39,595,686				34,119,029
Common Stock					(513)	(301)	(389)	(389)	(513)			(389)				(335)
Additional Paid-in Capital					(23,064,036)	(1,408,601)	(10,339,715)	(10,339,715)	(23,064,036)			(10,339,715)				(6,303,578)
Accumulated deficit					(29,255,581)	(29,255,581)			(29,255,581)							(27,815,116)
Stockholders' Equity					$ (52,320,131)	$ (30,664,483)	(39,595,684)	(39,595,684)	$ (52,320,131)			(39,595,684)				(34,119,029)
Statement of Changes in Stockholders' Equity (Deficit)
Accretion of carrying value to redemption value							(29,279,949)
Adjustments | Restatement of warrants as derivative liabilities | ROMAN DBDR TECH ACQUISITION CORP.
Balance Sheet
Derivative Liability							27,455,162	27,455,162				27,455,162				22,547,500
Class A Common Stock Subject to Possible Redemption							(27,455,162)	(27,455,162)				(27,455,162)				(22,547,500)
Common Stock							270	270				270				222
Additional Paid-in Capital							5,175,301	5,175,301				5,175,301				1,303,608
Accumulated deficit							(5,175,571)	(5,175,571)				(5,175,571)				(1,303,830)
Stockholders' Equity							4	4				4
Statement of Operations
Change in fair value of warrant liability							(4,460,862)
Transaction costs associated with Initial Public Offering							(714,710)
Net loss							$ (5,175,572)
Basis weighted average shares outstanding, Common stock							939,759
Diluted weighted average shares outstanding, Common stock							939,759
Basic net loss per share, Common stock							$ (0.73)
Diluted net loss per share, Common stock							$ (0.73)
Cash Flow Statement
Net loss							$ (5,175,572)
Change in fair value of warrant liability							(4,460,862)
Transaction costs associated with Initial Public Offering							(714,710)
Initial classification of Class A common stock subject to possible redemption							(23,644,544)
Change in value of Class A common stock subject to possible redemption							(3,810,618)
As Restated | Restatement of warrants as derivative liabilities | ROMAN DBDR TECH ACQUISITION CORP.
Balance Sheet
Derivative Liability							27,455,162	27,455,162				27,455,162				22,547,500
Class A Common Stock Subject to Possible Redemption							195,595,518	195,595,518				195,595,518				190,280,971
Common Stock							389	389				389				335
Additional Paid-in Capital							10,339,710	10,339,710				10,339,710				6,303,578
Accumulated deficit							(5,340,677)	(5,340,677)				(5,340,677)				(1,304,542)
Stockholders' Equity							5,000,005	5,000,005				5,000,005
Statement of Operations
Change in fair value of warrant liability							(4,460,862)
Transaction costs associated with Initial Public Offering							(714,710)
Net loss							$ (5,340,678)
Basis weighted average shares outstanding, Common stock							7,018,311
Diluted weighted average shares outstanding, Common stock							7,018,311
Basic net loss per share, Common stock							$ (0.76)
Diluted net loss per share, Common stock							$ (0.76)
Cash Flow Statement
Net loss							$ (5,340,678)
Change in fair value of warrant liability							(4,460,862)
Transaction costs associated with Initial Public Offering							(714,710)
Initial classification of Class A common stock subject to possible redemption							200,570,524
Change in value of Class A common stock subject to possible redemption							(3,975,006)
Public Warrants | ROMAN DBDR TECH ACQUISITION CORP.
Balance Sheet
Derivative Liability				18,640,580			14,125,160	14,125,160		18,640,580		14,125,160			18,640,580
Statement of Operations
Change in fair value of warrant liability							(1,968,260)
Cash Flow Statement
Change in fair value of warrant liability							(1,968,260)
Private Placement Warrants | ROMAN DBDR TECH ACQUISITION CORP.
Balance Sheet
Derivative Liability				$ 18,098,458			13,330,002	13,330,002		$ 18,098,458		13,330,002			18,098,458
Statement of Operations
Change in fair value of warrant liability							(1,842,358)
Statement of Changes in Stockholders' Equity (Deficit)
Number of units issued	1,156,000	1,156,000
Cash Flow Statement
Change in fair value of warrant liability							$ (1,842,358)
Class A common stock | ROMAN DBDR TECH ACQUISITION CORP.
Statement of Operations
Basis weighted average shares outstanding, Common stock				22,290,037			19,250,109			22,290,037
Diluted weighted average shares outstanding, Common stock			0	22,290,037			19,250,109			22,290,037
Basic net loss per share, Common stock				$ 0.01			$ (0.21)			$ (0.45)
Diluted net loss per share, Common stock			$ 0	$ 0.01			$ (0.21)			$ (0.45)
Class A common stock subject to possible redemption | ROMAN DBDR TECH ACQUISITION CORP.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Minimum net tangible assets							$ 5,000,001	5,000,001				5,000,001
Balance Sheet
Class A Common Stock Subject to Possible Redemption				$ 236,191,200			$ 236,191,200	$ 236,191,200		$ 236,191,200		236,191,200			236,191,200
Statement of Operations
Basis weighted average shares outstanding, Common stock					22,381,536	22,381,536	19,250,109	19,250,109	22,381,536
Diluted weighted average shares outstanding, Common stock					22,381,536	22,381,536	19,250,109	19,250,109	22,381,536
Basic net loss per share, Common stock					$ (0.77)	$ 0.32	$ (0.21)		$ (0.45)
Diluted net loss per share, Common stock					$ (0.77)	$ 0.32	$ (0.21)		$ (0.45)
Statement of Changes in Stockholders' Equity (Deficit)
Number of units issued							23,156,000
Class A common stock subject to possible redemption | As Previously Restated (Amendment 2) | ROMAN DBDR TECH ACQUISITION CORP.
Statement of Operations
Basis weighted average shares outstanding, Common stock								19,250,109
Class A common stock subject to possible redemption | As Previously Reported | ROMAN DBDR TECH ACQUISITION CORP.
Balance Sheet
Class A Common Stock Subject to Possible Redemption							$ 196,595,514	$ 196,595,514				196,595,514				190,280,971
Common Stock							389	389				389				335
Additional Paid-in Capital							10,339,715	10,339,715				10,339,715				6,303,578
Accumulated deficit							(5,340,678)	(5,340,678)				(5,340,678)				(1,304,542)
Stockholders' Equity							5,000,005	$ 5,000,005				5,000,005				5,000,004
Statement of Operations
Basis weighted average shares outstanding, Common stock					20,149,678	20,149,678		21,828,647	19,714,293
Diluted weighted average shares outstanding, Common stock					20,149,678	20,149,678		21,828,647	19,714,293
Statement of Changes in Stockholders' Equity (Deficit)
Sale of 23,156,000 Units, net of underwriting discounts and offering expenses							206,911,197
Common stock subject to redemption							196,595,514
Cash Flow Statement
Initial classification of Class A common stock subject to possible redemption							$ 224,215,068
Class A common stock subject to possible redemption | As Previously Reported | Restatement of warrants as derivative liabilities | ROMAN DBDR TECH ACQUISITION CORP.
Statement of Operations
Basis weighted average shares outstanding, Common stock							21,828,647
Diluted weighted average shares outstanding, Common stock							21,828,647
Basic net loss per share, Common stock							$ 0.00
Diluted net loss per share, Common stock							$ 0.00
Class A common stock subject to possible redemption | As Previously Reported | As Restated (Amendment 2) | ROMAN DBDR TECH ACQUISITION CORP.
Statement of Operations
Basis weighted average shares outstanding, Common stock								21,828,647
Class A common stock subject to possible redemption | Adjustments | ROMAN DBDR TECH ACQUISITION CORP.
Balance Sheet
Class A Common Stock Subject to Possible Redemption							$ 39,595,686	$ 39,595,686				39,595,686				34,119,029
Common Stock							(389)	(389)				(389)				(335)
Additional Paid-in Capital							(10,339,715)	(10,339,715)				(10,339,715)				(6,303,578)
Accumulated deficit							(29,255,581)	(29,255,581)				(29,255,581)				(27,815,116)
Stockholders' Equity							(39,595,684)	$ (39,595,684)				(39,595,684)				(34,119,029)
Statement of Operations
Basis weighted average shares outstanding, Common stock					2,231,858	2,231,858		(2,578,538)	2,667,243
Diluted weighted average shares outstanding, Common stock					2,231,858	2,231,858		(2,578,538)	2,667,243
Basic net loss per share, Common stock					$ (0.77)	$ 0.32			$ (0.45)
Diluted net loss per share, Common stock					$ (0.77)	$ 0.32			$ (0.45)
Statement of Changes in Stockholders' Equity (Deficit)
Sale of 23,156,000 Units, net of underwriting discounts and offering expenses							(206,911,197)
Common stock subject to redemption							(196,595,514)
Accretion of carrying value to redemption value							(29,279,949)
Cash Flow Statement
Initial classification of Class A common stock subject to possible redemption							$ 11,976,132
Class A common stock subject to possible redemption | Adjustments | Restatement of warrants as derivative liabilities | ROMAN DBDR TECH ACQUISITION CORP.
Statement of Operations
Basis weighted average shares outstanding, Common stock							(2,303,331)
Diluted weighted average shares outstanding, Common stock							(2,303,331)
Class A common stock subject to possible redemption | Adjustments | As Adjusted (Amendment 2) | ROMAN DBDR TECH ACQUISITION CORP.
Statement of Operations
Basis weighted average shares outstanding, Common stock								(2,578,538)
Class A common stock subject to possible redemption | As Restated | ROMAN DBDR TECH ACQUISITION CORP.
Balance Sheet
Class A Common Stock Subject to Possible Redemption							$ 236,191,200	$ 236,191,200				236,191,200				224,400,000
Accumulated deficit							(34,596,259)	(34,596,259)				(34,596,259)				(29,119,658)
Stockholders' Equity							(34,595,681)	(34,595,681)				(34,595,681)				$ (29,119,025)
Statement of Changes in Stockholders' Equity (Deficit)
Accretion of carrying value to redemption value							(29,279,949)
Cash Flow Statement
Initial classification of Class A common stock subject to possible redemption							$ 236,191,200
Class A common stock subject to possible redemption | As Restated | Restatement of warrants as derivative liabilities | ROMAN DBDR TECH ACQUISITION CORP.
Statement of Operations
Basis weighted average shares outstanding, Common stock							19,525,316
Diluted weighted average shares outstanding, Common stock							19,525,316
Basic net loss per share, Common stock							$ 0.00
Diluted net loss per share, Common stock							$ 0.00
Class B common stock | ROMAN DBDR TECH ACQUISITION CORP.
Balance Sheet
Common Stock				$ 579			$ 579	$ 579		$ 579		$ 579			$ 579
Statement of Operations
Basis weighted average shares outstanding, Common stock			5,500,000	5,789,000			5,601,728			5,789,000
Diluted weighted average shares outstanding, Common stock			5,500,000	5,789,000			5,601,728			5,789,000
Basic net loss per share, Common stock				$ 0.01			$ (0.21)			$ (0.45)
Diluted net loss per share, Common stock			$ 0	$ 0.01			$ (0.21)			$ (0.45)
Non Redeemable Common Stock | ROMAN DBDR TECH ACQUISITION CORP.
Statement of Operations
Basis weighted average shares outstanding, Common stock					5,789,000	5,789,000	7,018,311	5,601,728	5,789,000
Diluted weighted average shares outstanding, Common stock					5,789,000	5,789,000		5,601,728	5,789,000
Basic net loss per share, Common stock					$ (0.77)		$ (0.76)	$ (0.96)	$ (0.45)
Diluted net loss per share, Common stock					$ (0.77)			$ (0.96)	$ (0.45)
Non Redeemable Common Stock | As Previously Restated (Amendment 2) | ROMAN DBDR TECH ACQUISITION CORP.
Statement of Operations
Basis weighted average shares outstanding, Common stock								5,601,728
Diluted weighted average shares outstanding, Common stock								5,601,728
Basic net loss per share, Common stock								$ (0.21)
Diluted net loss per share, Common stock								$ (0.21)
Non Redeemable Common Stock | As Previously Reported | ROMAN DBDR TECH ACQUISITION CORP.
Statement of Operations
Basis weighted average shares outstanding, Common stock					8,795,322	9,670,930		6,078,552	9,230,707
Diluted weighted average shares outstanding, Common stock					8,795,322	9,670,930		6,078,552	9,230,707
Basic net loss per share, Common stock					$ (2.46)			$ (0.88)	$ (1.38)
Diluted net loss per share, Common stock					$ (2.46)			$ (0.88)	$ (1.38)
Non Redeemable Common Stock | As Previously Reported | As Restated (Amendment 2) | ROMAN DBDR TECH ACQUISITION CORP.
Statement of Operations
Basis weighted average shares outstanding, Common stock								6,078,552
Diluted weighted average shares outstanding, Common stock								6,078,552
Basic net loss per share, Common stock								$ (0.88)
Diluted net loss per share, Common stock								$ (0.88)
Non Redeemable Common Stock | Adjustments | ROMAN DBDR TECH ACQUISITION CORP.
Statement of Operations
Basis weighted average shares outstanding, Common stock					(3,006,322)	(3,881,930)		(476,824)	(3,441,707)
Diluted weighted average shares outstanding, Common stock					(3,006,322)	(3,881,930)		(476,824)	(3,441,707)
Basic net loss per share, Common stock					$ 1.69			$ (0.08)	$ 0.93
Diluted net loss per share, Common stock					$ 1.69			$ (0.08)	$ 0.93
Non Redeemable Common Stock | Adjustments | As Adjusted (Amendment 2) | ROMAN DBDR TECH ACQUISITION CORP.
Statement of Operations
Basis weighted average shares outstanding, Common stock								(476,824)
Diluted weighted average shares outstanding, Common stock								(476,824)
Basic net loss per share, Common stock								$ 0.67
Diluted net loss per share, Common stock								$ (0.67)